The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	EVENT LINKED BONDS — 86.1%
	EUROPE — 5.4%
	EARTHQUAKE — 0.6%
	Azzurro Re II DAC
3,750,000	8.524% (3-Month Euribor + 625.00 basis points), 4/20/2028[1,2]	$4,509,246
	MULTI-PERIL — 1.5%
	Hexagon IV Re Ltd.
2,500,000	5.750% (3-Month Euribor + 575.00 basis points), 1/21/2028	2,997,866
2,500,000	4.960% (3-Month Euribor + 496.00 basis points), 1/22/2030	2,975,048
	Lion RE DAC
2,500,000	5.500% (3-Month Euribor + 550.00 basis points), 6/15/2029[1,2,3]	3,001,126
	Orange Capital Re DAC
1,250,000	8.026% (3-Month Euribor + 600.00 basis points), 1/17/2029[1,2]	1,553,461
		10,527,501
	WINDSTORM — 3.3%
	Blue Sky Re DAC
7,000,000	8.011% (3-Month Euribor + 616.40 basis points), 1/26/2027[1,2,3]	8,605,619
	Eiffel Re Ltd.
2,500,000	5.604% (3-Month Euribor + 358.00 basis points), 1/19/2027[1,2]	3,017,425
	Quercus Re DAC
1,000,000	10.050% (3-Month Euribor + 800.00 basis points), 7/8/2027[1,2]	1,224,870
	Recoletos RE DAC
4,500,000	3.500% (3-Month U.S. Treasury Bill + 350.00 basis points), 12/8/2028	5,359,886
	Taranis Reinsurance DAC
2,850,000	8.339% (3-Month Euribor + 631.00 basis points), 1/21/2028[1,2,3]	3,438,514
1,000,000	11.019% (3-Month Euribor + 899.00 basis points), 1/21/2028[1,2,3]	1,258,179
	Windmill III Re DAC
1,000,000	7.210% (3-Month Euribor + 521.00 basis points), 7/5/2028[1,2]	1,225,462
		24,129,955
	TOTAL EUROPE
	(Cost $36,991,376)	39,166,702
	GLOBAL — 32.8%
	EARTHQUAKE — 1.1%
	Acorn Re Ltd.
2,500,000	2.350% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 235.00 basis points), 11/7/2028[1,2,3]	2,496,500
	Matterhorn Re Ltd.
1,750,000	2.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 250.00 basis points), 9/22/2028[1,2,3]	1,758,750
	Turris RE Ltd.
4,000,000	2.400% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 240.00 basis points), 1/8/2029[1,2,3]	3,992,800
		8,248,050

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	MULTI-PERIL — 31.7%
	3264 Re Ltd.
2,200,000	3.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 300.00 basis points), 2/7/2028[1,2,3]	$2,221,560
2,500,000	21.250% (Federated Hermes US Treasury Cash Reserves Fund Yield + 2,125.00 basis points), 2/7/2028[1,2,3]	2,668,750
7,250,000	6.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 600.00 basis points), 1/8/2029[1,2,3]	7,234,775
5,250,000	6.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 650.00 basis points), 1/8/2029[1,2,3]	5,236,875
	Aragonite Re Ltd.
750,000	5.450% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 545.00 basis points), 4/7/2027[1,2,3]	771,600
	Ashera Re
250,000	5.190% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 519.00 basis points), 4/7/2027[1,2,3]	256,425
	Atlas Capital DAC
250,000	7.570% (SOFR + 757.00 basis points), 6/5/2026[1,2]	257,775
250,000	12.220% (SOFR + 1,222.00 basis points), 6/8/2027[1,2]	275,025
8,000,000	7.250% (SOFR + 725.00 basis points), 6/7/2028[1,2,3]	8,257,600
	Bridge Street Re Ltd.
10,250,000	4.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points), 1/7/2028[1,2,3]	10,393,500
12,750,000	7.750% (3-Month U.S. Treasury Bill + 775.00 basis points), 1/8/2029[1,2,3]	12,737,250
	Easton Re Pte Ltd.
250,000	7.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 750.00 basis points), 1/8/2027[1,2,3]	253,975
	Fuchsia 2023-1 - London Bridge 2 PCC Ltd.
290,000	10.290% (Western Asset Institutional US Treasury Reserves Ltd Fund Yield + 1,029.00 basis points), 4/6/2027[1,2,3]	303,340
	Fuchsia 2024-1 - London Bridge 2 PCC Ltd.
3,250,000	5.140% (Western Asset Institutional US Treasury Reserves Ltd Fund Yield + 514.00 basis points), 4/6/2028[1,2,3]	3,356,600
	Fuchsia 2025-1 - London Bridge 2 PCC Ltd.
3,500,000	3.250% (Western Asset Institutional US Treasury Reserves Ltd Fund Yield + 325.00 basis points), 4/6/2029[1,2,3]	3,490,200
	Galileo Re Ltd.
500,000	7.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 700.00 basis points), 1/7/2028[1,2,3]	521,850
3,750,000	3.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 325.00 basis points), 1/8/2030[1,2,3]	3,738,000
1,500,000	5.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 500.00 basis points), 1/8/2030[1,2,3]	1,487,250
	Kendall Re Ltd.
4,500,000	6.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 625.00 basis points), 4/30/2027[1,2]	4,676,400

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	MULTI-PERIL (Continued)
250,000	7.738% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 773.80 basis points), 4/30/2027[1,2]	$259,775
	Kilimanjaro II Re Ltd.
250,000	6.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 625.00 basis points), 6/30/2028[1,2,3]	262,900
7,000,000	7.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 725.00 basis points), 6/30/2028[1,2,3]	7,396,200
4,000,000	3.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 375.00 basis points), 7/9/2029[1,2,3]	4,077,200
4,750,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 400.00 basis points), 7/9/2029[1,2,3]	4,878,725
2,075,000	6.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 625.00 basis points), 7/9/2029[1,2,3]	2,152,812
2,743,000	6.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 650.00 basis points), 7/9/2029[1,2,3]	2,835,988
4,250,000	3.750% (Goldman Sachs Financial Square Funds - Treasury Instruments FundY ield + 375.00 basis points), 7/8/2030[1,2,3]	4,336,700
4,000,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 400.00 basis points), 7/8/2030[1,2,3]	4,132,000
	Matterhorn Re Ltd.
2,000,000	7.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 700.00 basis points), 2/4/2028[1,2,3]	2,026,800
3,000,000	12.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,225.00 basis points), 2/4/2028[1,2,3]	3,059,700
	MMIFS Re Ltd.
3,250,000	2.900% (Canadian Overnight Repo Rate Average + 290.00 basis points), 1/10/2028	2,386,484
	Mona Lisa Re Ltd.
11,250,000	9.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 975.00 basis points), 6/25/2027[1,2]	12,107,250
3,500,000	8.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 800.00 basis points), 1/8/2029[1,2]	3,561,250
7,250,000	12.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,200.00 basis points), 1/8/2030[1,2,3]	7,228,250
21,250,000	5.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 550.00 basis points), 1/8/2031[1,2,3]	21,203,250
	Montoya Re Ltd.
2,250,000	13.400% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,340.00 basis points), 4/7/2026[1,2,3]	2,295,450
7,500,000	5.750% (MSILF Treasury Securities Portfolio Fund Yield + 575.00 basis points), 4/7/2028[1,2,3]	7,560,000
4,750,000	6.610% (MSILF Treasury Securities Portfolio Fund Yield + 661.00 basis points), 4/7/2028[1,2,3]	4,870,175
9,750,000	5.250% (1-Month U.S. Treasury Bill + 525.00 basis points), 4/9/2030[1,2,3]	9,745,125
9,500,000	5.750% (1-Month U.S. Treasury Bill + 575.00 basis points), 4/9/2030[1,2,3]	9,495,250

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	MULTI-PERIL (Continued)
4,000,000	12.500% (1-Month U.S. Treasury Bill + 1,250.00 basis points), 4/9/2030[1,2,3]	$3,988,000
	Mystic Re IV Ltd.
3,000,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 400.00 basis points), 1/10/2028[1,2]	3,042,600
3,500,000	3.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 325.00 basis points), 1/8/2029[1,2,3]	3,494,750
	Northshore Re II Ltd.
7,500,000	5.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 500.00 basis points), 4/7/2028[1,2,3]	7,597,500
	Ocelot Re Ltd.
13,000,000	4.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 450.00 basis points), 2/26/2029[1,2,3]	13,280,800
5,250,000	6.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 625.00 basis points), 2/26/2029[1,2,3]	5,475,750
	Phoenix 2 RE Pte Ltd.
2,000,000	0.000% ,1/4/2038	1,994,400
	Phoenix 3 RE Pte Ltd.
1,000,000	0.000% ,1/4/2039[3]	1,199,500
	Riverfront Re Ltd.
1,500,000	5.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 550.00 basis points), 1/8/2029[1,2,3]	1,603,200
	Titania Re Ltd.
1,000,000	13.130% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,313.00 basis points), 2/27/2026[1,2,3]	1,007,000
4,500,000	6.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 625.00 basis points), 11/26/2027[1,2,3]	4,517,550
	Wrigley Re Ltd.
1,000,000	6.230% (Federated Hermes US Treasury Cash Reserves Fund Yield + 623.00 basis points), 8/7/2026[1,2,3]	1,020,500
		232,231,584
	TOTAL GLOBAL
	(Cost $238,433,713)	240,479,634
	JAPAN — 2.8%
	EARTHQUAKE — 1.1%
	Nakama Re Pte Ltd.
6,000,000	2.050% (FRMMUSTF + 205.00 basis points), 10/13/2026[1,2]	6,006,000
2,500,000	2.100% (3-Month U.S. Treasury Bill + 210.00 basis points), 4/23/2030[1,2]	2,515,000
		8,521,000
	MULTI-PERIL — 1.7%
	Tomoni Re Pte Ltd.
9,145,000	2.090% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 209.00 basis points), 4/7/2026[1,2]	9,154,145

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	MULTI-PERIL (Continued)
3,000,000	4.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points), 4/5/2028[1,2]	$3,063,300
		12,217,445
	TOTAL JAPAN
	(Cost $20,636,761)	20,738,445
	UNITED STATES — 45.1%
	EARTHQUAKE — 3.1%
	Herbie Re Ltd.
2,000,000	4.250% (MSILF Treasury Securities Portfolio Fund Yield + 425.00 basis points), 1/7/2030[1,2,3]	1,999,000
	Logistics Re Ltd.
1,250,000	6.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 600.00 basis points), 12/21/2027[1,2,3]	1,275,750
	Torrey Pines Re Ltd.
4,275,000	5.306% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 530.60 basis points), 6/5/2026[1,2]	4,300,222
500,000	6.036% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 603.60 basis points), 6/7/2027[1,2]	521,550
4,125,000	3.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 375.00 basis points), 6/7/2028[1,2,3]	4,240,913
	Veraison Re Ltd.
3,000,000	6.788% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 678.80 basis points), 3/9/2026[2,4]	3,009,000
1,250,000	3.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 350.00 basis points), 3/8/2028[1,2,3]	1,274,125
5,750,000	0.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 50.00 basis points), 3/8/2029[1,2,3]	5,750,000
	Wrigley Re Ltd.
250,000	6.700% (Federated Hermes US Treasury Cash Reserves Fund Yield + 670.00 basis points), 8/7/2026[1,2,3]	253,800
		22,624,360
	MULTI-PERIL — 16.0%
	3264 Re Ltd.
4,250,000	7.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 750.00 basis points), 6/8/2028[1,2,3]	4,431,475
	Atela Re Ltd.
4,000,000	14.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,425.00 basis points), 5/9/2027[1,2]	4,306,000
	Finca RE Ltd.
1,500,000	5.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 525.00 basis points), 6/7/2028[1,2,3]	1,545,750
	Foundation Re IV Ltd.
9,750,000	6.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 625.00 basis points), 1/8/2027[1,2,3]	10,000,575

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	MULTI-PERIL (Continued)
7,250,000	3.500% (3-Month U.S. Treasury Bill + 350.00 basis points), 1/7/2030[1,2,3]	$7,337,000
	Four Lakes Re Ltd.
250,000	5.800% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 580.00 basis points), 1/7/2027[1,2,3]	253,650
2,500,000	5.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 550.00 basis points), 1/7/2028[1,2,3]	2,556,500
2,250,000	3.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 325.00 basis points), 1/8/2029[1,2,3]	2,243,475
	Genesee Street Re Ltd.
6,000,000	3.250% (1-Month U.S. Treasury Bill + 325.00 basis points), 4/7/2028[1,2,3]	6,070,200
	High Point Re Ltd.
2,500,000	5.490% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 549.00 basis points), 1/6/2027[1,2,3]	2,529,250
	Mayflower Re Ltd.
2,750,000	3.500% (T-BILL + 350.00 basis points), 7/7/2028[1,2,3]	2,812,150
	Merna Re Companywide Ltd.
6,920,000	7.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 700.00 basis points), 7/7/2028[1,2]	7,271,536
	Merna Re Enterprise Ltd.
3,500,000	7.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 775.00 basis points), 7/7/2028[1,2]	3,578,400
	Merna Reinsurance II Ltd.
6,500,000	8.380% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 838.00 basis points), 7/7/2026[1,2,5]	6,704,750
250,000	7.470% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 747.00 basis points), 7/7/2027[1,2]	263,025
2,250,000	8.490% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 849.00 basis points), 7/7/2027[1,2,3,5]	2,330,325
	Residential Reinsurance 2004 Ltd.
1,000,000	5.380% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 538.00 basis points), 12/6/2028[1,2]	1,030,300
	Residential Reinsurance 2022 Ltd.
875,000	7.590% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 759.00 basis points), 12/6/2026[1,2]	900,025
	Residential Reinsurance 2023 Ltd.
6,750,000	5.970% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 597.00 basis points), 12/6/2027[1,2]	7,055,100
	Residential Reinsurance 2025 Ltd.
7,750,000	5.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 575.00 basis points), 6/6/2029[1,2,3]	8,029,000
3,000,000	3.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 325.00 basis points), 12/6/2029[1,2]	2,977,500
	Sanders RE II Ltd.
250,000	4.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 399.00 basis points), 4/7/2029[1,2]	254,675

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	MULTI-PERIL (Continued)
10,250,000	4.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 425.00 basis points), 4/8/2030[1,2]	$10,862,950
500,000	4.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 475.00 basis points), 4/8/2030[1,2]	528,350
	Sanders Re III Ltd.
6,000,000	7.720% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 772.00 basis points), 6/5/2026[1,2]	6,132,000
250,000	5.470% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 547.00 basis points), 4/7/2027[1,2]	257,225
3,125,000	5.990% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 599.00 basis points), 4/7/2027[1,2]	3,241,563
	Stabilitas Re Ltd.
500,000	8.480% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 848.00 basis points), 6/5/2026[1,2,3]	510,200
	Topanga Re Ltd.
9,750,000	4.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 475.00 basis points), 1/7/2030[1,2,3]	9,726,600
	Yosemite Re Ltd.
1,500,000	7.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 725.00 basis points), 6/7/2028[1,2,3]	1,583,400
		117,322,949
	WINDSTORM — 26.0%
	1886 Re Ltd.
7,250,000	4.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 450.00 basis points), 7/9/2029[1,2,3]	7,532,750
	3264 Re Ltd.
1,000,000	7.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 700.00 basis points), 7/8/2027[1,2,3]	1,051,700
	Armor RE II Ltd.
2,250,000	8.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 850.00 basis points), 1/7/2028[1,2]	2,382,525
	Bayou Re Ltd.
6,250,000	8.332% (Dreyfus Treasury Securities Cash Management Fund Yield + 833.20 basis points), 4/30/2027[1,2,3]	6,573,750
5,000,000	7.000% (Dreyfus Treasury Securities Cash Management Fund Yield + 700.00 basis points), 5/8/2028[1,2]	4,980,000
	Blue Ridge Re Ltd.
6,500,000	5.250% (Federated Hermes US Treasury Cash Reserves Fund Yield + 525.00 basis points), 1/8/2027[1,2]	6,604,650
500,000	8.270% (Federated Hermes US Treasury Cash Reserves Fund Yield + 827.00 basis points), 1/8/2027[1,2]	514,300
6,000,000	3.500% (Federated Hermes US Treasury Cash Reserves Fund Yield + 350.00 basis points), 1/8/2029[1,2,3]	5,980,200

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	WINDSTORM (Continued)
3,000,000	8.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 800.00 basis points), 1/8/2029[1,2,3]	$2,983,800
	Cape Lookout Re Ltd.
7,750,000	6.900% (Federated Hermes US Treasury Cash Reserves Fund Yield + 690.00 basis points), 3/13/2028[1,2,3]	8,158,425
	Charles River Re Ltd.
2,750,000	7.632% (Dreyfus Treasury Securities Cash Management Fund Yield + 763.20 basis points), 5/10/2027[1,2]	2,859,175
	Chartwell RE Ltd.
6,750,000	6.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 600.00 basis points), 6/7/2028[1,2,3]	7,027,425
	Citrus Re Ltd.
250,000	6.590% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 659.00 basis points), 6/7/2026[1,2,3]	254,000
3,250,000	4.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 450.00 basis points), 6/7/2028[1,2,3]	3,370,575
1,250,000	7.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 775.00 basis points), 6/7/2028[1,2,3]	1,273,250
	Commonwealth Re Ltd.
4,750,000	3.857% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 385.70 basis points), 7/8/2026[1,2]	4,783,250
	Everglades Re II Ltd.
7,450,000	10.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,050.00 basis points), 5/13/2027[1,2]	7,744,275
6,000,000	8.750% (1-Month U.S. Treasury Bill + 875.00 basis points), 5/19/2028[1,2,3]	6,238,200
	First Coast Re IV Ltd.
5,030,000	9.940% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 994.00 basis points), 4/7/2026[1,2,3]	5,095,390
1,000,000	6.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 650.00 basis points), 3/10/2028[1,2,3]	1,024,900
	Fish Pond Re Ltd.
3,000,000	4.020% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 402.00 basis points), 1/8/2027[1,2,3]	3,041,100
	Gateway Re II Ltd.
250,000	9.570% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 957.00 basis points), 4/27/2026[1,2,3]	254,400
	Gateway Re Ltd.
250,000	13.940% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,394.00 basis points), 2/24/2026[1,2,3]	252,000
3,557,000	9.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 950.00 basis points), 7/7/2027[1,2,3]	3,704,971
4,750,000	5.900% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 590.00 basis points), 7/8/2027[1,2,3]	4,870,175
5,750,000	4.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 425.00 basis points), 7/7/2028[1,2,3]	5,739,650

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	WINDSTORM (Continued)
7,950,000	7.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 700.00 basis points), 7/7/2028[1,2,3]	$8,205,195
	Hestia Re Ltd.
1,250,000	6.750% (Dreyfus Treasury Securities Cash Management Fund Yield + 675.00 basis points), 3/13/2028[1,2,3]	1,280,500
	Integrity RE III Ltd.
1,250,000	8.000% (1-Month U.S. Treasury Bill + 800.00 basis points), 6/6/2027[1,2]	1,286,750
2,500,000	8.000% (1-Month U.S. Treasury Bill + 800.00 basis points), 6/6/2028[1,2]	2,576,750
	Integrity Re Ltd.
5,000,000	10.554% (Federated Hermes US Treasury Cash Reserves Fund Yield + 1,055.40 basis points), 6/6/2026[1,2]	5,150,000
	Lightning Re Series 2023-1
13,000,000	11.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,100.00 basis points), 3/31/2026[1,2,3]	13,169,000
	Lower Ferry Re Ltd.
250,000	4.646% (MSILF Treasury Securities Portfolio Fund Yield + 464.60 basis points), 7/8/2026[1,2,3]	252,750
	Marlon Ltd.
1,750,000	7.306% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 730.60 basis points), 6/7/2027[1,2,3]	1,846,250
	Meadows Ltd.
1,500,000	7.500% (3-Month U.S. Treasury Bill + 750.00 basis points), 12/7/2029[1,2,3]	1,498,050
2,250,000	11.500% (3-Month U.S. Treasury Bill + 1,150.00 basis points), 12/7/2029[1,2,3]	2,220,525
1,500,000	12.250% (3-Month U.S. Treasury Bill + 1,225.00 basis points), 12/7/2029[1,2,3]	1,479,450
	Meritage RE Ltd.
6,250,000	5.500% (1-Month U.S. Treasury Bill + 550.00 basis points), 3/8/2029[1,2,3]	6,240,625
	Merna Reinsurance II Ltd.
250,000	10.740% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,047.00 basis points), 7/7/2026[1,2]	258,500
250,000	8.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 875.00 basis points), 7/7/2027[1,2]	262,075
	Nature Coast Re Ltd.
4,150,000	10.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,000.00 basis points), 12/7/2026[1,2,3]	4,224,285
750,000	13.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,350.00 basis points), 12/7/2026[1,2,3]	763,425
	Palm RE Ltd.
2,000,000	7.750% (Dreyfus Treasury Securities Cash Management Fund Yield + 775.00 basis points), 6/7/2028[1,2,3]	2,081,000
	Purple Re Ltd.
1,500,000	7.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 725.00 basis points), 6/7/2028[1,2,3]	1,572,000
	Recoletos Re DAC
8,700,000	5.000% (3-Month U.S. Treasury Bill + 500.00 basis points), 1/7/2028[1,2,3]	8,781,780

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	WINDSTORM (Continued)
	Sabine Re Ltd.
2,500,000	8.520% (Dreyfus Treasury Securities Cash Management Fund Yield + 852.00 basis points), 4/7/2027[1,2,3]	$2,592,750
	Solis RE Ltd.
2,000,000	3.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 350.00 basis points), 7/7/2028[1,2,3]	2,045,200
	Windrose Re Ltd.
6,250,000	8.000% (3-Month U.S. Treasury Bill + 800.00 basis points), 2/13/2029[1,2,3]	6,250,000
7,000,000	12.250% (3-Month U.S. Treasury Bill + 1,225.00 basis points), 2/13/2029[1,2,3]	7,000,000
	Winston Re Ltd.
2,000,000	10.210% (Dreyfus Treasury Securities Cash Management Fund Yield + 1,021.00 basis points), 2/26/2027[1,2,3]	2,108,000
	Winston RE Ltd.
3,250,000	6.500% (Dreyfus Treasury Securities Cash Management Fund Yield + 650.00 basis points), 2/21/2028[1,2,3]	3,331,900
		190,771,596
	TOTAL UNITED STATES
	(Cost $326,316,564)	330,718,905
	TOTAL EVENT LINKED BONDS
	(Cost $622,378,414)	631,103,686
	PREFERRED NOTES — 10.2%
	GLOBAL — 8.2%
	MULTI-PERIL — 8.2%
	Consulate Re 2025-15
5,000,000	4.044%, 3/31/2026[6,7]	4,965,500
	Consulate Re 2025-25
5,000,000	4.044%, 7/29/2026[6,7]	4,778,500
	Consulate Re 2026-10
10,000,000	3.033%, 12/31/2026[6,7]	9,437,000
	Consulate Re 2026-28
9,780,000	0.000%, 12/31/2026[6,7]	9,067,038
	Consulate Re 2026-29
4,000,000	3.033%, 12/31/2026[6,7]	3,361,200
	Consulate Re 2026-31
10,000,000	3.033%, 12/31/2026[6,7]	9,144,000
	Consulate Re 2026-32
2,083,333	3.033%, 12/31/2026[6,7]	1,795,624
	Consulate Re 2026-3A
10,000,000	3.033%, 12/31/2026[6,7]	9,109,000
	Consulate Re 2026-9A
10,000,000	3.033%, 12/31/2026[6,7]	8,296,000
	TOTAL GLOBAL
	(Cost $59,954,841)	59,953,862

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal
Amount		Value
	UNITED STATES — 2.0%
	MULTI-PERIL — 2.0%
	Consulate Re 2025-24
5,000,000	4.044%, 7/13/2026[6,7]	$4,913,500
	Consulate Re 2026-12
6,000,000	3.033%, 12/31/2026[6,7]	5,397,000
	Consulate Re 2026-13
6,000,000	3.033%, 12/31/2026[6,7]	4,892,400
	TOTAL UNITED STATES
	(Cost $15,202,803)	15,202,900
	TOTAL PREFERRED NOTES
	(Cost $75,157,644)	75,156,762

Number
of Shares
	SHORT-TERM INVESTMENTS — 5.7%
41,836,012	Fidelity Investments Money Market Government Portfolio - Class I 3.53%[8]	41,836,012
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $41,836,012)	41,836,012
	TOTAL INVESTMENTS — 102.0%
	(Cost $739,372,070)	748,096,460
	Liabilities in Excess of Other Assets — 2.0%	(14,678,238)
	TOTAL NET ASSETS — 100.0%	$733,418,222

SOFR – Secured Overnight Financing Rate

US – United States

[1]	Floating rate security. Reference rates may vary based on the reset date of the security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $614,190,502, which represents 83.7% of total net assets of the Fund.
[3]	Callable.
[4]	Variable rate security. Rate shown is the rate in effect as of January 31, 2026.
[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $14,981,120, which represents 2.0% of total net assets of the Fund.
[6]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]	Restricted securities, representing 10.2% of Total Net Assets. The total value of these securities is $75,156,762.
[8]	The rate is the annualized seven-day yield at period end.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	January 31, 2026	(Depreciation)
Euro	UMB Bank NA	EUR per USD	1/16/2026	(2,510,000)	(2,492,177)	(2,673,011)	(180,834)
Euro	UMB Bank NA	EUR per USD	3/16/2026	(2,250,000)	(2,864,246)	(2,915,032)	(50,786)
Euro	UMB Bank NA	EUR per USD	4/20/2026	(2,450,000)	(2,896,025)	(2,979,169)	(83,144)
Euro	UMB Bank NA	EUR per USD	5/26/2026	(2,500,000)	(3,881,336)	(3,992,255)	(110,919)
Canadian Dollar	UMB Bank NA	CAD per USD	6/9/2026	(3,348,000)	(2,376,600)	(2,408,242)	(31,642)
Euro	UMB Bank NA	EUR per USD	7/14/2026	(2,000,000)	(1,924,884)	(1,938,144)	(13,260)
Euro	UMB Bank NA	EUR per USD	9/4/2026	(3,250,000)	(3,352,980)	(3,374,088)	(21,108)
Euro	UMB Bank NA	EUR per USD	9/9/2026	(1,620,000)	(3,701,880)	(3,773,971)	(72,091)
Euro	UMB Bank NA	EUR per USD	9/11/2026	(2,820,000)	(2,343,200)	(2,398,178)	(54,978)
Euro	UMB Bank NA	EUR per USD	10/13/2026	(3,150,000)	(7,286,875)	(7,494,934)	(208,059)
Euro	UMB Bank NA	EUR per USD	9/11/2026	(2,820,000)	(1,790,712)	(1,847,138)	(56,426)
Euro	UMB Bank NA	EUR per USD	10/13/2026	(3,150,000)	(4,015,110)	(4,140,670)	(125,560)
Euro	UMB Bank NA	EUR per USD	11/2/2026	(2,000,000)	(2,376,800)	(2,388,675)	(11,875)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(41,302,825)	$(42,323,507)	$(1,020,682)

EUR – Euro

CAD – Canadian Dollar